Marketable Securities – Related Party (Details Narrative) - Next NRG Holding Corp [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Investment Income, Net	$ 1,058,334		$ 1,404,227
Chief Executive Officer [Member] | Ez Fill Holdings Inc [Member]
Equity Method Investment, Ownership Percentage	28.00%		28.00%